INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax And Social Contribution
Schedule of income tax and social contribution charges
	R$ thousands
	Year ended December 31
	2023	2022	2021
Income before income tax and social contribution	10,208,351	24,621,610	32,852,367
Total burden of income tax (25%) and social contribution (20%) at the current rates	(4,593,758)	(11,079,725)	(14,783,565)
Effect of additions and exclusions in the tax calculation:
Earnings (losses) of associates and joint ventures	945,756	610,167	189,677
Interest on shareholders’ equity	5,089,859	4,577,308	3,258,040
Other amounts (1)	2,852,557	2,727,410	1,864,285
Income tax and social contribution for the period	4,294,414	(3,164,840)	(9,471,563)
Effective rate	42.1%	-12.9%	-28.8%
(1)	Primarily, includes: (i) the equalization of the effective rate of financial companies except banks, insurance companies and non-financial companies, in relation to that shown; and (ii) the incentivized deductions.

Schedule of income tax and social contribution consolidated statement of income
	R$ thousands
	Year ended December 31
	2023	2022	2021
Current taxes:
Income tax and social contribution expense	(6,622,719)	(4,854,205)	(5,945,141)
Deferred taxes:
Constitution/realization in the period on temporary additions and exclusions	11,152,253	1,352,590	(3,618,473)
Use of opening balances of:
Social contribution loss	(148,548)	(44,551)	(132,605)
Income tax loss	(176,932)	(45,106)	(176,144)
Addition for:
Social contribution loss	34,413	78,056	117,270
Income tax loss	55,947	348,376	283,530
Total deferred tax benefit (expense)	10,917,133	1,689,365	(3,526,422)
Income tax benefit/ (expense)	4,294,414	(3,164,840)	(9,471,563)

Schedule of income tax and social contribution consolidated statement of financial position
	R$ thousands
	Balance on December 31, 2022	Amount constituted	Amount realized	Balance on December 31, 2023
Provisions for credit losses	51,069,942	17,996,746	(9,966,903)	59,099,785
Civil provisions	3,509,401	685,455	(416,437)	3,778,419
Tax provisions	3,262,369	303,532	(324,545)	3,241,356
Labor provisions	2,686,565	359,617	(978,171)	2,068,011
Impairment of securities and investments	2,441,248	1,455,059	(646,612)	3,249,695
Non-financial assets held for sale	761,801	213,118	(239,241)	735,678
Adjustment to fair value of securities	80,520	208,065	(18,568)	270,017
Amortization of goodwill	406,655	20,870	(23,684)	403,841
Other	4,252,332	3,067,006	(1,963,098)	5,356,240
Total deductible taxes on temporary differences	68,470,833	24,309,468	(14,577,259)	78,203,042
Income tax and social contribution losses in Brazil and overseas	19,128,543	90,360	(325,480)	18,893,423
Subtotal	87,599,376	24,399,828	(14,902,739)	97,096,465
Adjustment to fair value of securities at fair value through other comprehensive income	3,767,052	413,331	(3,000,360)	1,180,023
Total deferred tax assets (1)	91,366,428	24,813,159	(17,903,099)	98,276,488
Deferred tax liabilities (1)	8,785,135	987,691	(2,407,735)	7,365,091
Net deferred taxes (1)	82,581,293	23,825,468	(15,495,364)	90,911,397

	R$ thousands
	Balance on December 31, 2021	Amount constituted	Amount realized	Balance on December 31, 2022
Provisions for credit losses	44,561,831	18,348,528	(11,840,417)	51,069,942
Civil provisions	4,011,932	367,681	(870,211)	3,509,402
Tax provisions	3,401,250	317,753	(456,637)	3,262,366
Labor provisions	2,996,378	431,565	(741,376)	2,686,567
Impairment of securities and investments	3,912,172	365,604	(1,836,528)	2,441,248
Non-financial assets held for sale	845,667	167,780	(251,646)	761,801
Adjustment to fair value of securities	353,503	68,299	(341,282)	80,520
Amortization of goodwill	406,887	10,888	(11,120)	406,655
Other	5,420,086	2,585,471	(3,753,225)	4,252,332
Total deductible taxes on temporary differences	65,909,706	22,663,569	(20,102,442)	68,470,833
Income tax and social contribution losses in Brazil and overseas	18,701,919	516,281	(89,657)	19,128,543
Subtotal	84,611,625	23,179,850	(20,192,099)	87,599,376
Adjustment to fair value of securities at fair value through other comprehensive income	1,935,615	2,733,896	(902,459)	3,767,052
Total deferred tax assets (1)	86,547,240	25,913,746	(21,094,558)	91,366,428
Deferred tax liabilities (1)	8,011,814	2,308,344	(1,535,023)	8,785,135
Net deferred taxes (1)	78,535,426	23,605,402	(19,559,535)	82,581,293
(1)	Deferred income and social contribution tax assets and liabilities are offset in the statement of financial position within each taxable entity, which was a total of R$(5,755,476) thousand in 2023 (R$(7,151,843) thousand in 2022).

Schedule of deferred tax assets on temporary differences and carry-forward tax losses
	On December 31, 2023 - R$ thousands
	Temporary differences		Carry-forward tax losses		Total
	Income tax	Social contribution	Income tax	Social contribution

2024	9,272,908	7,294,063	178,568	88,627	16,834,166
2025	4,566,197	3,597,781	157,748	69,081	8,390,807
2026	4,883,906	3,870,697	147,345	73,030	8,974,978
2027	2,522,168	1,983,376	94,044	64,754	4,664,342
2028	3,558,523	2,638,645	886,154	692,440	7,775,762
2029	5,353,988	4,267,821	164,558	141,690	9,928,057
2030	2,723,513	2,127,645	2,053,831	1,632,167	8,537,156
2031	2,441,666	1,940,872	2,183,852	1,745,986	8,312,376
2032	5,669,907	4,482,267	2,033,375	1,631,634	13,817,183
2033	2,820,076	2,187,023	2,290,946	2,563,593	9,861,638
Total	43,812,852	34,390,190	10,190,421	8,703,002	97,096,465

Schedule of deferred tax liabilities
	R$ thousands
	Balance on December 31, 2022	Amount constituted	Amount realized	Balance on December 31, 2023
Fair value adjustment to securities and derivative financial instruments	1,310,556	342,978	(502,946)	1,150,588
Difference in depreciation	434,496	191,982	(9,649)	616,829
Judicial deposit	2,735,883	276,277	(1,224,760)	1,787,400
Other	4,304,200	176,453	(670,380)	3,810,273
Total deferred tax expense	8,785,135	987,690	(2,407,735)	7,365,090

	R$ thousands
	Balance on December 31, 2021	Amount constituted	Amount realized	Balance on December 31, 2022
Fair value adjustment to securities and derivative financial instruments	1,824,164	807,714	(1,321,322)	1,310,556
Difference in depreciation	274,687	159,812	(3)	434,496
Judicial deposit	2,326,652	586,930	(177,699)	2,735,883
Other	3,586,311	753,888	(35,999)	4,304,200
Total deferred tax expense	8,011,814	2,308,344	(1,535,023)	8,785,135

Schedule of income tax and social contribution in other comprehensive income
	R$ thousands
	On December 31, 2023			On December 31, 2022
	Before tax	Tax (expense)/ benefit	Net of tax	Before tax	Tax (expense)/ benefit	Net of tax
Debt instruments at fair value through other comprehensive income	8,792,390	(3,725,426)	5,066,964	(3,624,066)	1,484,751	(2,139,315)
Exchange differences on translations of foreign operations	21,664	(9,749)	11,915	(136,604)	61,472	(75,132)
Other	(2,183,307)	982,488	(1,200,819)	210,576	(94,759)	115,817
Total	6,630,746	(2,752,686)	3,878,060	(3,550,093)	1,451,463	(2,098,630)